WARRANTS, DEBENTURES AND NOTES (Details)	Feb. 03, 2016	Dec. 23, 2015
Senior Debentures - Warrants [Member]
Dividend yield		0.00%
Risk-free interest rate		1.74%
Expected term		5 years
Volatility		202.00%
Senior Debentures - Warrants [Member] | Maxim Group LLC [Member]
Dividend yield		0.00%
Risk-free interest rate		1.74%
Expected term		5 years
Volatility		202.00%
Warrant [Member]
Dividend yield	0.00%
Risk-free interest rate	1.20%
Expected term	3 years
Volatility	203.00%